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                          LORD ABBETT INVESTMENT TRUST
                                90 HUDSON STREET
                       JERSEY CITY, NEW JERSEY 07302-3973



                                                            July 5, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:   Lord Abbett Investment Trust
      1933 Act File No. 033-68090
      1940 Act File No. 811-07988

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective No.46 to the above-referenced Registrant's Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on June 29, 2006.

Please contact the undersigned at (201) 395-2780 if you have any questions or comments.



Very truly yours,

/s/ BERGELA PIRAM
-----------------
Bergela Piram
Paralegal
Lord, Abbett & Co. LLC